VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 1.4%
BorgWarner, Inc. 163,453 $ 5,472,406
Underline
Banks : 1.4%
Truist Financial Corp. 62,420 2,683,436
US Bancorp 56,271 2,546,263
5,229,699
Capital Goods : 14.8%
Acuity, Inc. 18,781 5,603,124
Allegion PLC 38,070 5,486,648
Chart Industries, Inc. * 34,125 5,618,681
CNH Industrial NV 389,257 5,044,771
Fortive Corp. 68,039 3,546,873
Generac Holdings, Inc. * 19,655 2,814,793
Huntington Ingalls Industries,
Inc. 11,071 2,673,204
IDEX Corp. 13,780 2,419,355
L3Harris Technologies, Inc. 10,289 2,580,893
Masco Corp. 74,268 4,779,888
Nordson Corp. 11,514 2,468,256
PACCAR, Inc. 26,738 2,541,714
Sensata Technologies Holding
PLC 90,315 2,719,385
Vertiv Holdings Co. 29,977 3,849,347
WESCO International, Inc. 29,209 5,409,507
57,556,439
Commercial & Professional Services : 3.3%
Dayforce, Inc. * 47,586 2,635,789
SS&C Technologies Holdings,
Inc. 61,347 5,079,532
TransUnion 58,312 5,131,456
12,846,777
Consumer Discretionary Distribution &
Retail : 6.7%
Asbury Automotive Group,
Inc. * 20,624 4,919,649
AutoNation, Inc. * 28,196 5,601,135
CarMax, Inc. * 71,068 4,776,480
Coupang, Inc. * 111,500 3,340,540
Etsy, Inc. * 39,525 1,982,574
Lithia Motors, Inc. 16,063 5,426,403
26,046,781
Consumer Durables & Apparel : 3.3%
Hasbro, Inc. 76,792 5,668,785
Lululemon Athletica, Inc. * 9,747 2,315,692
Mattel, Inc. * 252,469 4,978,689
12,963,166
Consumer Services : 9.9%
Airbnb, Inc. * 19,865 2,628,934
Carnival Corp. * 232,087 6,526,285
DraftKings, Inc. * 133,379 5,720,625
Expedia Group, Inc. 29,579 4,989,386
Flutter Entertainment PLC * 19,639 5,612,041
Las Vegas Sands Corp. 60,259 2,621,869
Norwegian Cruise Line
Holdings Ltd. * 259,399 5,260,612
Wynn Resorts Ltd. 58,335 5,464,239
38,823,991
Number
of Shares Value
Energy : 3.1%
Devon Energy Corp. 70,718 $ 2,249,540
Hess Corp. 35,669 4,941,583
ONEOK, Inc. 31,125 2,540,734
Schlumberger NV 61,589 2,081,708
11,813,565
Equity Real Estate Investment Trusts (REITs) :
1.3%
SBA Communications Corp. 22,736 5,339,322
Underline
Financial Services : 9.1%
Block, Inc. * 38,349 2,605,048
Capital One Financial Corp. 14,516 3,088,424
Carlyle Group, Inc. 112,945 5,805,372
Fidelity National Information
Services, Inc. 36,272 2,952,904
Jack Henry & Associates, Inc. 14,030 2,527,785
LPL Financial Holdings, Inc. 7,960 2,984,761
MarketAxess Holdings, Inc. 23,262 5,195,335
SEI Investments Co. 34,112 3,065,304
T Rowe Price Group, Inc. 53,026 5,117,009
Western Union Co. 238,069 2,004,541
35,346,483
Food, Beverage & Tobacco : 2.3%
General Mills, Inc. 46,074 2,387,094
Hershey Co. 15,127 2,510,326
Kraft Heinz Co. 82,783 2,137,457
The Campbell's Co. 64,802 1,986,181
9,021,058
Health Care Equipment & Services : 7.3%
Baxter International, Inc. 152,676 4,623,029
Edwards Lifesciences Corp. * 69,887 5,465,862
GE HealthCare Technologies,
Inc. 64,864 4,804,476
Labcorp Holdings, Inc. 9,873 2,591,761
ResMed, Inc. 21,399 5,520,942
Veeva Systems, Inc. * 10,720 3,087,146
Zimmer Biomet Holdings, Inc. 23,771 2,168,153
28,261,369
Household & Personal Products : 1.8%
Clorox Co. 19,803 2,377,746
Kenvue, Inc. 118,539 2,481,021
Kimberly-Clark Corp. 19,028 2,453,090
7,311,857
Materials : 5.8%
Amcor PLC 275,041 2,527,627
Corteva, Inc. 41,900 3,122,807
Crown Holdings, Inc. 25,086 2,583,356
DuPont de Nemours, Inc. 69,513 4,767,897
Eastman Chemical Co. 26,512 1,979,386
International Flavors &
Fragrances, Inc. 30,717 2,259,235
Sealed Air Corp. 157,897 4,899,544
22,139,852
Media & Entertainment : 4.0%
Charter Communications,
Inc. * 13,538 5,534,470
Interpublic Group of Cos, Inc. 94,220 2,306,506
Omnicom Group, Inc. 31,004 2,230,428

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Media & Entertainment (continued)
Pinterest, Inc. * 74,796 $ 2,682,185
Warner Music Group Corp. 96,332 2,624,084
15,377,673
Pharmaceuticals, Biotechnology & Life
Sciences : 5.1%
Agilent Technologies, Inc. 42,194 4,979,314
Bio-Techne Corp. 40,268 2,071,789
Ionis Pharmaceuticals, Inc. * 68,686 2,713,784
Revvity, Inc. 49,247 4,763,170
Royalty Pharma PLC 152,144 5,481,748
20,009,805
Real Estate Investment Trusts : 1.4%
Crown Castle, Inc. 51,557 5,296,451
Underline
Semiconductors & Semiconductor
Equipment : 2.9%
Marvell Technology, Inc. 36,519 2,826,571
Monolithic Power Systems, Inc. 7,722 5,647,716
Teradyne, Inc. 28,129 2,529,360
11,003,647
Software & Services : 8.6%
Akamai Technologies, Inc. * 32,337 2,579,199
Atlassian Corp. * 22,693 4,608,721
Number
of Shares Value
Software & Services (continued)
Cognizant Technology
Solutions Corp. 31,376 $ 2,448,269
Datadog, Inc. * 24,553 3,298,204
Dynatrace, Inc. * 97,796 5,399,317
Elastic NV * 25,412 2,142,994
HubSpot, Inc. * 4,089 2,276,060
Workday, Inc. * 20,258 4,861,920
Zoom Communications, Inc. * 65,099 5,076,420
32,691,104
Technology Hardware & Equipment : 3.1%
Littelfuse, Inc. 11,859 2,688,791
Ralliant Corp. * 22,679 1,099,705
Vontier Corp. 144,082 5,316,626
Zebra Technologies Corp. * 8,803 2,714,493
11,819,615
Utilities : 3.3%
Essential Utilities, Inc. 66,637 2,474,898
Evergy, Inc. 37,506 2,585,289
FirstEnergy Corp. 63,407 2,552,766
Portland General Electric Co. 119,124 4,840,008
12,452,961
Total Common Stocks
(Cost: $373,447,831) 386,824,021
Total Investments: 99.9%
(Cost: $373,447,831) 386,824,021
Other assets less liabilities: 0.1% 300,321
NET ASSETS: 100.0% $ 387,124,342
* Non-income producing